UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122

(Name and address of agent for service)

Registrant's telephone number, including area code:   212-667-4225

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2020
Beginning on January 1, 2021, and as permitted by a rule adopted by the Securities and Exchange Commission, paper copies of the Company’s shareholder reports like this one will no longer be sent to you by mail, unless you specifically request that the Company or your financial intermediary send you paper copies of these reports. Instead, shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and will be provided with a website link to access the report.
If you already have elected to receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications from the Company by contacting your financial advisor or, if you own your shares through a financial intermediary, by contacting your financial intermediary.
You may elect to receive all future shareholder reports of the Company in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting your financial advisor. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports.

Advantage Advisers Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2020
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2020
Assets
Investments in securities, at fair value (cost $2,143,757,181)	$3,480,004,662
Purchased options, at fair value (cost of $286,864,320)	174,895,102
Cash and cash equivalents (including United States Dollars of $145,790,809, Euros of $2,302,702 with a cost of $2,311,723, Hong Kong Dollars of $10,458,797 with a cost of $10,456,888 and Japanese Yen of $5,324,961 with a cost of $5,324,646 of which $130,369,959 is restricted cash)	163,877,269
Due from broker (including United States Dollars of $278,181,848, Canadian Dollars of $1,521,601 with a cost of $1,472,255, Euros of $1,719,563 with a cost of $1,720,184, Hong Kong Dollars of $13,543,913 with a cost of $13,534,947 and Japanese Yen of $3,416,675 with a cost of $3,435,412 all of which is restricted cash)	298,383,600
Unrealized gain on total return swap contracts	113,958,260
Receivable for investment securities sold	55,089,995
Dividends receivable	581,529
Interest receivable	409,048
Other assets	161,807
Total assets	4,287,361,272
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $1,038,872,370)	950,594,537
Written options (proceeds $10,429,760)	15,710,450
Due to broker	122,480,256
Payable for investment securities purchased	80,913,530
Withdrawals payable (see note 3)	29,348,974
Unrealized loss on total return swap contracts	5,195,616
Dividends payable on securities sold, not yet purchased	896,547
Accounting and investor services fees payable	372,218
Accrued expenses	2,905,874
Total liabilities	1,208,418,002
Members’ Capital	$3,078,943,270
Members’ Capital
Represented by:
Net capital contributions	$1,192,635,420
Total earnings (loss)	1,886,307,850
Members’ Capital	$3,078,943,270
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			June 30, 2020 Fair Value
	Investments in Securities – 113.03%
	Common Stock – 113.03%
	United States – 82.69%
	Aerospace / Defense – 2.75%
63,236	Northrop Grumman Corp.		$19,441,276
202,882	Raytheon Technologies Corp.		12,501,589
98,245	The Boeing Co.		18,008,309
78,484	TransDigm Group, Inc.		34,693,852
			84,645,026
	Applications Software – 7.89%
75,320	Elastic NV*		6,945,257
395,678	Five9, Inc.*	(a)	43,789,684
605,476	Microsoft Corp.	(a)	123,220,421
99,801	PTC, Inc.*		7,763,520
102,764	ServiceNow, Inc.*		41,625,586
383,090	Smartsheet, Inc., Class A*		19,506,943
			242,851,411
	Building Products - Cement / Aggregate – 0.96%
63,040	Martin Marietta Materials, Inc.	(a)	13,022,173
143,630	Vulcan Materials Co.		16,639,536
			29,661,709
	Coatings / Paint – 0.52%
27,557	The Sherwin-Williams Co.	(a)	15,923,812
	Commercial Services – 0.85%
54,375	Cintas Corp.		14,483,325
16,391	CoStar Group, Inc.*		11,648,592
			26,131,917
	Commercial Services - Finance – 4.11%
428,371	Avalara, Inc.*	(a)	57,011,896
240,950	Global Payments, Inc.	(a)	40,869,939
44,846	S&P Global, Inc.		14,775,860
160,257	TransUnion		13,948,769
			126,606,464
	Communications Software – 5.65%
610,586	RingCentral, Inc., Class A*	(a)	174,023,116
	Computer Aided Design – 8.90%
168,139	Altair Engineering, Inc., Class A*		6,683,525
88,356	ANSYS, Inc.*		25,776,096
306,018	Aspen Technology, Inc.*	(a)	31,706,525
141,639	Autodesk, Inc.*	(a)	33,878,632
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Aided Design – (continued)
992,453	Cadence Design Systems, Inc.*	(a)	$95,235,790
413,044	Synopsys, Inc.*	(a)	80,543,580
			273,824,148
	Computer Services – 0.21%
177,573	Parsons Corp.*		6,435,246
	Computer Software – 2.75%
30,405	Datadog, Inc., Class A*		2,643,715
660,398	SS&C Technologies Holdings, Inc.	(a)	37,299,279
203,714	Twilio, Inc., Class A*		44,698,926
			84,641,920
	Computers – 3.11%
262,184	Apple, Inc.		95,644,723
	Data Processing / Management – 0.71%
163,358	Fidelity National Information Services, Inc.		21,904,674
	E-Commerce / Products – 4.20%
46,924	Amazon.com, Inc.*	(a)	129,454,870
	Electronic Components - Semiconductors – 0.91%
67,869	Microchip Technology, Inc.		7,147,284
89,927	Micron Technology, Inc.*		4,633,039
166,249	Xilinx, Inc.	(a)	16,357,239
			28,137,562
	Enterprise Software / Services – 4.80%
261,253	Alteryx, Inc., Class A*		42,918,643
229,749	Ceridian HCM Holding, Inc.*	(a)	18,212,203
312,965	Coupa Software, Inc.*	(a)	86,703,824
			147,834,670
	Entertainment Software – 1.90%
505,018	Activision Blizzard, Inc.		38,330,866
94,407	Electronic Arts, Inc.*	(a)	12,466,444
55,242	Take-Two Interactive Software, Inc.*		7,710,126
			58,507,436
	Finance - Credit Card – 2.69%
139,756	Mastercard, Inc., Class A	(a)	41,325,849
214,759	Visa, Inc., Class A	(a)	41,484,996
			82,810,845

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Finance - Investment Banker/Broker – 0.53%
282,758	Tradeweb Markets, Inc., Class A		$16,439,550
	Finance - Other Services – 2.25%
115,014	CME Group, Inc.		18,694,376
552,008	Intercontinental Exchange, Inc.	(a)	50,563,933
			69,258,309
	Human Resources – 0.58%
122,300	Paylocity Holding Corp.*	(a)	17,842,347
	Internet Application Software – 2.14%
235,934	Anaplan, Inc.*		10,690,170
275,558	Okta, Inc.*	(a)	55,174,978
			65,865,148
	Internet Content - Entertainment – 2.87%
388,350	Facebook, Inc., Class A*	(a)	88,182,635
	Medical - Biomedical / Genetics – 5.19%
246,043	Acceleron Pharma, Inc.*		23,440,517
166,650	Akero Therapeutics, Inc.*		4,152,918
83,963	Alnylam Pharmaceuticals, Inc.*		12,435,760
123,093	Applied Therapeutics, Inc.*		4,449,812
76,621	Arcus Biosciences, Inc.*		1,895,604
283,071	Arena Pharmaceuticals, Inc.*		17,819,319
131,832	Avidity Biosciences, Inc.*		3,725,572
88,706	Beam Therapeutics, Inc.*		2,483,768
125,066	Blueprint Medicines Corp.*		9,755,148
117,777	Deciphera Pharmaceuticals, Inc.*		7,033,642
129,948	IGM Biosciences, Inc.*		9,486,204
780,025	Immunomedics, Inc.*	(a)	27,644,086
329,676	Karyopharm Therapeutics, Inc.*		6,244,063
113,402	Magenta Therapeutics, Inc.*		851,649
80,599	Turning Point Therapeutics, Inc.*		5,205,889
296,318	Ultragenyx Pharmaceutical, Inc.*	(a)	23,177,994
			159,801,945
	Medical - Drugs – 0.46%
99,285	Passage Bio, Inc.*		2,713,459
381,830	TG Therapeutics, Inc.		7,438,048
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Drugs – (continued)
139,709	Tricida, Inc.		$3,839,203
			13,990,710
	REITs - Diversified – 3.38%
194,438	American Tower Corp.		50,270,001
76,697	Equinix, Inc.		53,864,303
			104,134,304
	Retail - Building Products – 1.22%
278,997	Lowe’s Cos., Inc.		37,698,075
	Retail - Discount – 0.64%
103,345	Dollar General Corp.		19,688,256
	Retail - Major Department Store – 0.89%
542,954	The TJX Cos., Inc.		27,451,754
	Retail - Restaurants – 2.80%
57,545	Chipotle Mexican Grill, Inc.*	(a)	60,558,056
295,450	Yum! Brands, Inc.		25,677,560
			86,235,616
	Semiconductor Components - Integrated Circuits – 1.50%
376,805	Analog Devices, Inc.		46,211,365
	Semiconductor Equipment – 5.17%
296,902	Applied Materials, Inc.		17,947,726
299,930	KLA Corp.	(a)	58,330,386
121,593	Lam Research Corp.	(a)	39,330,472
515,102	Teradyne, Inc.	(a)	43,531,270
			159,139,854
	Therapeutics – 0.16%
93,303	Agios Pharmaceuticals, Inc.*		4,989,844
	Total United States (Cost $1,494,594,523)		$2,545,969,261
	Argentina – 3.56%
	E-Commerce / Services - 3.56%
111,067	MercadoLibre, Inc.*		109,486,517
	Total Argentina (Cost $65,561,136)		$109,486,517

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2020 Fair Value
	Common Stock – (continued)
	Brazil – 0.91%
	Investment Management / Advisory Services – 0.91%
663,769	XP, Inc., Class A*		$27,884,936
	Total Brazil (Cost $17,834,856)		$27,884,936
	Canada – 2.01%
	Retail-Restaurants – 0.41%
230,486	Restaurant Brands International, Inc.		12,591,450
	Web Hosting / Design – 1.60%
52,033	Shopify, Inc., Class A*	(a)	49,389,724
	Total Canada (Cost $32,446,418)		$61,981,174
	China – 10.66%
	Communications Software – 0.09%
64,308	Agora, Inc. – Sponsored ADR*		2,840,484
	E-Commerce / Products – 4.91%
232,983	Alibaba Group Holding, Ltd. – Sponsored ADR*		50,254,433
919,409	JD.com, Inc. – Sponsored ADR *		55,330,034
2,054,700	Meituan Dianping, Class B*		45,571,926
			151,156,393
	E-Commerce / Services – 0.29%
347,552	Trip.com Group, Ltd. – Sponsored ADR *		9,008,548
	Entertainment Software – 1.45%
677,257	Bilibili, Inc. – Sponsored ADR*		31,370,544
30,528	NetEase, Inc. – Sponsored ADR		13,108,113
			44,478,657
	Internet Content - Entertainment – 0.74%
256,248	JOYY, Inc. – Sponsored ADR *		22,690,760
	Internet Content – Information/Networks – 1.93%
924,400	Tencent Holdings, Ltd.		59,468,268
	Schools – 1.25%
296,438	New Oriental Education & Technology Group, Inc. – Sponsored ADR *		38,605,121
	Total China (Cost $199,340,982)		$328,248,231

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stock – (continued)
	France – 2.05%
	Aerospace / Defense - Equipment – 1.68%
355,323	Airbus SE	$25,349,627
262,528	Safran SA*	26,307,259
		51,656,886
	Entertainment Software – 0.37%
139,778	Ubisoft Entertainment SA*	11,523,188
	Total France (Cost $80,890,095)	$63,180,074
	Germany – 2.19%
	Aerospace / Defense – 0.75%
133,915	MTU Aero Engines AG	23,185,182
	Athletic Footwear – 1.16%
135,518	adidas AG	35,555,565
	Finance - Other Services – 0.28%
48,357	Deutsche Boerse AG	8,746,974
	Total Germany (Cost $69,825,941)	$67,487,721
	Japan – 4.37%
	Audio / Video Products – 1.87%
1,296,700	Panasonic Corp.*	11,293,315
673,100	Sony Corp.*	46,069,152
		57,362,467
	Cosmetics & Toiletries – 0.21%
102,400	Shiseido Co., Ltd.	6,487,501
	Finance - Other Services – 0.94%
1,249,978	Japan Exchange Group, Inc.*	28,872,829
	Metal Products - Distribution – 0.19%
237,253	MISUMI Group, Inc.*	5,924,453
	Web Portals / ISP – 1.16%
7,337,503	Z Holdings Corp.*	35,774,450
	Total Japan (Cost $102,467,030)	$134,421,700

	Netherlands – 1.79%
	Semiconductor Components – Integrated Circuits – 0.32%
86,099	NXP Semiconductor NV	9,818,730

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stock – (continued)
	Netherlands – (continued)
	Semiconductor Equipment – 1.47%
123,048	ASML Holding NV	$45,285,355
	Total Netherlands (Cost $38,839,940)	$55,104,085
	Singapore – 1.83%
	Entertainment Software – 1.83%
526,788	Sea, Ltd. – Sponsored ADR*	56,492,745
	Total Singapore (Cost $15,290,912)	$56,492,745
	Taiwan – 0.97%
	Semiconductor Components – Integrated Circuits – 0.97%
524,013	Taiwan Semiconductor Manufacturing Co., Ltd. – Sponsored ADR	29,748,218
	Total Taiwan (Cost $26,665,348)	$29,748,218
	Total Common Stock (Cost $2,143,757,181)	$3,480,004,662
	Total Investments in Securities (Cost $2,143,757,181) – 113.03%	$3,480,004,662
	Total Purchased Options (Cost $286,864,320) – 5.68%	174,895,102
	Total Securities Sold, Not Yet Purchased (Proceeds $1,038,872,370) – (30.87)%	(950,594,537)
	Total Written Options (Proceeds $10,429,760) – (0.51)%	(15,710,450)
	Other Assets, in Excess of Liabilities – 12.67%**	390,348,493
	Members’ Capital – 100.00%	$3,078,943,270

(a)
Partially or wholly held in a pledged account by the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased (see note 6).

*
Non-income producing security.

**
Includes $145,790,809 invested in a U.S. Dollar Cash Reserve Account at the Bank of New York Mellon (the ‘‘Custodian”), which is 4.74% of Members’ Capital, and foreign currency with a U.S. Dollar value of  $18,086,460 held in a Foreign Cash Account with the Custodian, which is 0.59% of Members’ Capital. $130,369,959 of those amounts is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts.

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Investments in Securities – By Industry	June 30, 2020 Percentage of Members’ Capital (%)
Aerospace / Defense	3.50
Aerospace / Defense – Equipment	1.68
Applications Software	7.89
Athletic Footwear	1.16
Audio / Video Products	1.87
Building Products – Cement / Aggregate	0.96
Coatings / Paint	0.52
Commercial Services – Finance	4.11
Commercial Services	0.85
Communications Software	5.74
Computer Aided Design	8.90
Computer Services	0.21
Computer Software	2.75
Computers	3.11
Cosmetics & Toiletries	0.21
Data Processing/Management	0.71
E-Commerce / Products	9.11
E-Commerce / Services	3.85
Electronic Components -Semiconductors	0.91
Enterprise Software / Services	4.80
Entertainment Software	5.55
Finance – Credit Card	2.69
Investments in Securities – By Industry	June 30, 2020 Percentage of Members’ Capital (%)
Finance – Investment Banker / Broker	0.53
Finance – Other Services	3.47
Human Resources	0.58
Internet Application Software	2.14
Internet Content – Entertainment	3.61
Internet Content – Information / Networks	1.93
Investment Management / Advisory Services	0.91
Medical – Biomedical / Genetics	5.19
Medical – Drugs	0.46
Metal Products – Distribution	0.19
REITs – Diversified	3.38
Retail – Building Products	1.22
Retail – Discount	0.64
Retail – Major Department Stores	0.89
Retail – Restaurants	3.21
Schools	1.25
Semiconductor Components – Integrated Circuits	2.79
Semiconductor Equipment	6.64
Therapeutics	0.16
Web Hosting / Design	1.60
Web Portals / ISP	1.16
Total Investments in Securities	113.03%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2020 Fair Value
			Purchased Options – 5.68%
			Equity Options – 5.64%
			Equity Call Options – 2.37%
			United States – 2.07%
			Advertising Services – 0.44%
$27,270,000	1,010	7/17/2020 $270	The Trade Desk, Inc., Class A	$13,604,700
			Aerospace / Defense – 0.00%
24,794,000	1,771	8/21/2020 $140	Raytheon Technologies Corp.	19,481
			Airlines – 0.03%
5,089,500	3,393	11/20/2020 $15	American Airlines Group Inc.	899,145
			Auto-Cars / Light Trucks – 0.04%
9,215,500	13,165	1/15/2021 $7	Ford Motor Co.	895,220
26,555,000	26,555	1/15/2021 $10	Ford Motor Co.	398,325
				1,293,545
			Cosmetics & Toiletries – 0.14%
67,260,000	5,605	1/15/2021 $120	The Procter & Gamble Co.	4,164,515
			Cruise Lines – 0.01%
3,392,000	1,696	10/16/2020 $20	Carnival Corp.	339,200
			Diversified Manufacturing Operations – 0.06%
11,966,500	17,095	12/18/2020 $7	General Electric Co.	1,777,880
			E-Commerce / Products – 0.38%
45,320,000	206	8/21/2020 $2,200	Amazon.com, Inc.	11,583,792
			E-Commerce / Services – 0.00%
9,730,000	1,946	7/17/2020 $50	Lyft, Inc., Class A	3,892
			Electronic Components - Semiconductors – 0.09%
7,969,500	1,771	9/18/2020 $45	Intel Corp.	2,691,920
			Electronic Forms – 0.20%
23,765,000	679	10/16/2020 $350	Adobe, Inc.	6,133,407

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2020 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Financial Services – 0.01%
$47,811,600	17,708	9/30/2020 $27	Financial Select Sector SPDR Fund	$407,284
			Internet Content - Entertainment – 0.61%
19,171,000	1,009	9/18/2020 $190	Facebook, Inc.	4,197,440
48,492,000	1,347	11/20/2020 $360	Netflix, Inc.	14,608,215
				18,805,655
			Web Portals / ISP – 0.06%
10,080,000	84	9/18/2020 $1,200	Alphabet, Inc., Class A	1,887,480
			Total United States (Cost $52,289,981)	$63,611,896
			Argentina – 0.17%
			E-Commerce /Services – 0.17%

15,450,000	206	9/18/2020 $750	MercadoLibre, Inc.	5,170,600
			Total Argentina (Cost $3,774,663)	$5,170,600
			Canada – 0.13%
			Web Hosting / Design – 0.13%
12,675,000	169	10/16/2020 $750	Shopify, Inc., Class A	4,236,830
			Total Canada (Cost $3,957,585)	$4,236,830
			Total Equity Call Options (Cost $60,022,229)	$73,019,326

			Equity Put Options – 3.27%
			United States – 3.24%
			Growth & Income - Large Cap – 2.40%
1,028,820,000	39,570	10/16/2020 $260	SPDR S&P 500 ETF Trust	23,267,160
240,760,000	9,260	12/18/2020 $260	SPDR S&P 500 ETF Trust	8,797,000

754,460,000	26,945	1/15/2021 $280	SPDR S&P 500 ETF Trust	42,007,255
				74,071,415

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2020 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Put Options – (continued)
			United States – (continued)
			Sector Fund - Technology – 0.84%
$382,140,000	19,300	12/18/2020 $198	Invesco QQQ Trust Series 1	$12,197,600
190,890,000	8,484	3/19/2021 $225	Invesco QQQ Trust Series 1	13,498,044
				25,695,644
			Total United States (Cost $223,352,003)	$99,767,059
			China – 0.03%
			Internet Content - Entertainment – 0.03%
3,915,000	870	7/17/2020 $45	Weibo Corp. – Sponsored ADR	974,400
			Total China (Cost $933,544)	$974,400
			Total Equity Put Options (Cost $224,285,547)	$100,741,459
			Total Equity Options (Cost $284,307,776)	$173,760,785
			Currency Put Options – 0.04%
			United States – 0.04%
13,647,227	185,676,563	12/18/2020 7.35 CNH	USD-CNH	1,134,317
			Total United States (Cost $2,556,544)	$1,134,317
			Total Currency Put Options (Cost $2,556,544)	$1,134,317
			Total Purchased Options (Cost $286,864,320)	$174,895,102

CNH
Chinese RenminbiYuan

ETF
Exchange-Traded Fund

SPDR
Standard & Poor’s Depository Receipt

USD
United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Purchased Options – By Industry	June 30, 2020 Percentage of Members’ Capital (%)
Advertising Services	0.44
Aerospace / Defense	0.00
Airlines	0.03
Auto - Cars / Light Trucks	0.04
Cosmetics & Toiletries	0.14
Cruise Lines	0.01
Currency	0.04
Diversified Manufacturing Operations	0.06
E-Commerce / Products	0.38
E-Commerce / Services	0.17
Purchased Options – By Industry	June 30, 2020 Percentage of Members’ Capital (%)
Electronic Components - Semiconductors	0.09
Electronic Forms	0.20
Financial Services	0.01
Growth & Income - Large Cap	2.40
Internet Content - Entertainment	0.64
Sector Fund-Technology	0.84
Web Hosting / Design	0.13
Web Portals / ISP	0.06
Total Purchased Options	5.68%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		June 30, 2020 Fair Value
	Securities Sold, Not Yet Purchased – 30.87%
	Common Stock – 30.87%
	United States – 22.77%
	Advertising Agencies – 0.45%
201,270	Omnicom Group, Inc.	$10,989,342
171,563	The Interpublic Group of Cos., Inc.	2,944,021
		13,933,363
	Advertising Services – 1.06%
80,076	The Trade Desk, Inc., Class A*	32,550,894
	Airlines – 0.30%
713,045	American Airlines Group, Inc.*	9,319,498
	Apparel Manufacturers – 0.33%
732,227	Hanesbrands, Inc.	8,266,843
138,700	Tapestry, Inc.*	1,841,936
		10,108,779
	Auto – Cars / Light Trucks – 0.17%
846,360	Ford Motor Co.*	5,145,869
	Commercial Services – Finance – 0.11%
232,631	H&R Block, Inc.	3,321,971
	Computer Data Security – 0.23%
68,897	Qualys, Inc.*	7,166,666
	Computer Software – 0.14%
211,576	Teradata Corp.*	4,400,781
	Computers – Memory Devices – 0.12%
86,120	NetApp, Inc.	3,821,144
	Cosmetics & Toiletries – 0.79%
202,105	The Procter & Gamble Co.	24,165,695
	Cruise Lines – 0.07%
137,436	Carnival Corp.*	2,256,699
	Diversified Banking Institution – 0.28%
359,366	Bank of America Corp.	8,534,943
	Diversified Manufacturing Operations – 0.16%
700,894	General Electric Co.	4,787,106
	E-Commerce / Services – 0.08%
71,347	Cargurus, Inc.*	1,808,647
33,741	TripAdvisor, Inc.	641,416
		2,450,063
	Electric – Integrated – 0.05%
20,360	Duke Energy Corp.	1,626,560
	Electronic Components – Semiconductors – 3.29%
797,831	Texas Instruments, Inc.	101,300,602
	Enterprise Software / Services – 1.09%
105,319	Appian Corp.*	5,397,599
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Enterprise Software / Services – (continued)
150,957	New Relic, Inc.*	$10,400,937
79,989	Workday, Inc., Class A*	14,986,739
52,659	Workiva, Inc.*	2,816,730
		33,602,005
	Finance Credit Card – 0.50%
712,948	The Western Union Co.	15,413,936
	Footwear & Related Apparel – 0.07%
95,345	Wolverine World Wide, Inc.	2,270,165
	Health & Biotechnology – 0.87%
195,124	iShares Nasdaq Biotechnology ETF	26,671,500
	Human Resources – 0.13%
76,456	Robert Half International, Inc.	4,039,171
	Internet Content – Entertainment – 0.62%
41,929	Netflix, Inc.*	19,079,372
	Internet Security – 0.10%
12,821	Palo Alto Networks, Inc.*	2,944,599
	Investment Management / Advisory Services – 0.66%
426,193	Franklin Resources, Inc.	8,937,267
276,235	Invesco, Ltd.	2,972,289
52,226	T Rowe Price Group, Inc.	6,449,911
118,772	Waddell & Reed Financial, Inc., Class A	1,842,154
		20,201,621
	Medical – Drugs – 0.17%
161,190	Pfizer, Inc.	5,270,913
	Motorcycle / Motor Scooter – 0.29%
371,583	Harley-Davidson, Inc.	8,832,528
	Private Equity – 0.14%
86,217	Apollo Global Management, Inc.	4,303,953
	Real Estate Management / Services – 0.09%
370,868	Realogy Holdings Corp.*	2,748,132
	REITs – Health Care – 0.74%
171,933	Healthpeak Properties, Inc.	4,738,473
186,641	Omega Healthcare Investors, Inc.	5,548,837
196,140	Ventas, Inc.	7,182,647
103,345	Welltower, Inc.	5,348,104
		22,818,061
	REITs – Office Property – 1.59%
131,871	Boston Properties, Inc.	11,918,501
223,914	Brandywine Realty Trust	2,438,423
133,839	Douglas Emmett, Inc.	4,103,504
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs – Office Property – (continued)
140,829	Hudson Pacific Properties, Inc.	$3,543,258
86,466	Kilroy Realty Corp.	5,075,554
137,945	Mack-Cali Realty Corp.	2,109,179
141,839	SL Green Realty Corp.	6,991,244
337,456	Vornado Realty Trust	12,894,194
		49,073,857
	REITs – Regional Malls – 0.27%
121,648	Simon Property Group, Inc.	8,318,290
	REITs – Shopping Centers – 0.46%
84,837	Brixmor Property Group, Inc.*	1,087,610
78,338	Federal Realty Investment Trust	6,675,181
377,903	Kimco Realty Corp.*	4,852,275
23,386	Regency Centers Corp.	1,073,184
51,673	Urban Edge Properties*	613,358
		14,301,608
	REITs – Storage – 0.60%
73,131	Extra Space Storage, Inc.	6,755,110
60,202	Public Storage	11,552,162
		18,307,272
	Rental Auto / Equipment – 0.04%
59,386	Avis Budget Group, Inc.*	1,359,346
	Retail – Apparel / Shoes – 0.57%
249,716	Abercrombie & Fitch Co., Class A*	2,656,978
26,930	Ascena Retail Group, Inc.*	39,318
163,579	Chico’s FAS, Inc.*	225,739
107,022	Foot Locker, Inc.*	3,120,762
221,835	Tailored Brands, Inc.*	208,081
44,736	The Children’s Place, Inc.*	1,674,021
749,257	The Gap, Inc.*	9,455,623
		17,380,522
	Retail – Arts & Crafts – 0.07%
316,572	The Michaels Cos., Inc.*	2,238,164
	Retail – Bedding – 0.04%
121,794	Bed, Bath & Beyond, Inc.*	1,291,016
	Retail – Home Furnishings – 0.09%
96,706	La-Z-Boy, Inc.*	2,616,864
	Retail – Major Department Stores – 0.29%
579,083	Nordstrom, Inc.*	8,969,996
	Retail – Miscellaneous / Diversified – 0.19%
454,623	Sally Beauty Holdings, Inc.*	5,696,426

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail – Perfume & Cosmetics – 0.13%
19,773	Ulta Beauty, Inc.*	$4,022,224
	Retail – Regional Department Stores – 0.65%
87,082	Dillard’s, Inc., Class A	2,245,845
607,174	Kohl’s Corp.*	12,611,004
766,575	Macy’s, Inc.*	5,274,036
		20,130,885
	Retail – Restaurant – 0.11%
153,257	The Cheesecake Factory, Inc.*	3,512,650
	Sector Fund – Energy – 0.19%
157,978	Energy Select Sector SPDR Fund	5,979,467
	Sector Fund – Financial Services – 1.31%
1,739,160	Financial Select Sector SPDR Fund	40,244,162
	Sector Fund – Technology – 1.85%
373,283	VanEck Vectors Semiconductor ETF	57,037,642
	Telephone – Integrated – 0.17%
175,532	AT&T, Inc.	5,306,332
	Transport – Services – 1.05%
101,857	C.H. Robinson Worldwide, Inc.	8,052,814
53,000	FedEx Corp.	7,431,660
150,655	United Parcel Service, Inc., Class B	16,749,823
		32,234,297
	Total United States (Proceeds $771,658,632)	$701,107,609

	Australia – 0.59%
	Enterprise Software / Services – 0.59%
101,615	Atlassian Corp PLC, Class A*	18,318,136
	Total Australia (Proceeds $16,794,858)	$18,318,136

	Brazil – 1.01%
	Commercial Services – Finance – 0.24%
188,446	StoneCo, Ltd., Class A*	7,304,167
	Finance – Credit Card – 0.77%
676,847	Pagseguro Digital, Ltd., Class A*	23,919,773
	Total Brazil (Proceeds $30,317,125)	$31,223,940

	Canada – 0.58%
	Commercial Banks Non-US – 0.37%
171,800	Canadian Imperial Bank of Commerce	11,445,765

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stock – (continued)
	Canada – (continued)
	Medical – Drugs – 0.21%
387,522	Canopy Growth Corp.*	$6,261,868
	Total Canada (Proceeds $27,548,269)	$17,707,633

	China – 1.06%
	Enterprise Software / Services – 0.03%
431,000	Kingdee International Software Group Co., Ltd.	1,002,086
	Entertainment Software – 0.11%
182,042	HUYA, Inc. – Sponsored ADR *	3,398,724
	Internet Content – Information / Networks – 0.30%
687,179	Tencent Music Entertainment Group – Sponsored ADR*	9,249,429
	Metal – Aluminum – 0.03%
4,170,000	China Zhongwang Holdings, Ltd.*	785,529
	Web Hosting / Design – 0.25%
197,536	Baozun, Inc. – Sponsored ADR*	7,595,259
	Wireless Equipment – 0.34%
6,389,000	Xiaomi Corp., Class B*	10,584,516
	Total China (Proceeds $30,348,831)	$32,615,543

	France – 0.27%
	Advertising Services – 0.22%
204,126	Publicis Groupe SA	6,605,099
	REITs – Diversified – 0.05%
84,837	Klepierre SA	1,689,874
	Total France (Proceeds $13,893,046)	$8,294,973

	Germany – 1.08%
	Auto – Cars / Light Trucks – 1.08%
174,040	Bayerische Motoren Werke AG	11,106,777
548,833	Daimler AG	22,280,566
	Total Germany (Proceeds $33,506,967)	$33,387,343

	Hong Kong – 1.47%
	Commercial Banks – Non U.S. – 0.58%
1,068,000	Hang Seng Bank, Ltd.	17,927,578
	Electric – Integrated – 0.39%
357,500	CLP Holdings, Ltd.	3,505,603
1,531,000	Power Assets Holdings, Ltd.	8,326,181
		11,831,784
	Gas – Distribution – 0.26%
5,200,139	Hong Kong & China Gas Co., Ltd.	8,051,361

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2020 Fair Value
	Common Stock – (continued)
	Hong Kong – (continued)
	Real Estate Operations / Development – 0.24%
576,500	Sun Hung Kai Properties, Ltd.	$7,360,176
	Total Hong Kong (Proceeds $49,972,070)	$45,170,899

	Israel – 0.80%
	Computer Data Security – 0.80%
227,842	Check Point Software Technologies, Ltd.*	24,477,066
	Total Israel (Proceeds $27,102,602)	$24,477,066

	Japan – 1.16%
	Advertising Services – 0.06%
81,800	Dentsu Group, Inc.*	1,937,239
	Electric – Integrated – 0.06%
139,000	Chubu Electric Power Co., Inc.*	1,741,929
	Gas – Distribution – 0.21%
275,900	Tokyo Gas Co., Ltd.*	6,597,970
	Office Automation & Equipment – 0.06%
154,100	Seiko Epson Corp.*	1,761,183
	Semiconductor Equipment – 0.77%
97,000	Tokyo Electron, Ltd.*	23,772,350
	Total Japan (Proceeds $33,909,089)	$35,810,671

	United Kingdom – 0.08%
	Diversified Banking Institution – 0.08%
531,125	HSBC Holdings, PLC*	2,480,724
	Total United Kingdom (Proceeds $3,820,881)	$2,480,724
	Total Securities Sold, Not Yet Purchased (Proceeds $1,038,872,370)	$950,594,537

*
Non-income producing security.

ADR
American Depository Receipt

ETF
Exchange-Traded Fund

REIT
Real Estate Investment Trust

SPDR
Standard & Poor's Depository Receipt

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	June 30, 2020 Percentage of Members’ Capital (%)
Advertising Agencies	0.45
Advertising Services	1.34
Airlines	0.30
Apparel Manufacturers	0.33
Auto - Cars / Light Trucks	1.25
Commercial Banks - Non-US	0.95
Commercial Services - Finance	0.35
Computer Data Security	1.03
Computer Software	0.14
Computers - Memory Devices	0.12
Cosmetics & Toiletries	0.79
Cruise Lines	0.07
Diversified Banking Institutions	0.36
Diversified Manufacturing Operations	0.16
E-Commerce / Services	0.08
Electric - Integrated	0.50
Electronic Components - Semiconductors	3.29
Enterprise Software / Services	1.71
Entertainment Software	0.11
Finance - Credit Card	1.27
Footwear & Related Apparel	0.07
Gas - Distribution	0.47
Health & Biotechnology	0.87
Human Resources	0.13
Internet Content - Entertainment	0.62
Internet Content - Information / Networks	0.30
Internet Security	0.10
Investment Management / Advisory Services	0.66
Medical - Drugs	0.38
Metal - Aluminum	0.03
Securities Sold, Not Yet Purchased – By Industry	June 30, 2020 Percentage of Members’ Capital (%)
Motorcycle / Motor Scooter	0.29
Office Automation & Equipment	0.06
Private Equity	0.14
Real Estate Management / Services	0.09
Real Estate Operations / Development	0.24
REITs - Diversified	0.05
REITs - Health Care	0.74
REITs - Office Property	1.59
REITs - Regional Malls	0.27
REITs - Shopping Centers	0.46
REITs - Storage	0.60
Rental Auto / Equipment	0.04
Retail - Apparel / Shoes	0.57
Retail - Arts & Crafts	0.07
Retail - Bedding	0.04
Retail - Home Furnishings	0.09
Retail - Major Department Stores	0.29
Retail - Miscellaneous / Diversified	0.19
Retail - Perfume & Cosmetics	0.13
Retail - Regional Department Stores	0.65
Retail - Restaurants	0.11
Sector Fund - Energy	0.19
Sector Fund - Financial Services	1.31
Sector Fund - Technology	1.85
Semiconductor Equipment	0.77
Telephone - Integrated	0.17
Transport - Services	1.05
Web Hosting / Design	0.25
Wireless Equipment	0.34
Total Securities Sold, Not Yet Purchased	30.87%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Written Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2020 Fair Value
		Written Options – 0.51%
		Equity Options – 0.51%
		Equity Call Options – 0.51%
		United States – 0.51%
		Sector Fund – Technology – 0.48%
$42,189,000	1,722	8/21/2020 $245	iShares Expanded Technology-Software Sector ETF	$7,421,820
7,140,000	255	11/20/2020 $280	iShares Expanded Technology-Software Sector ETF	619,650
		8/21/2020
22,815,000	1,755	$130	VanEck Vectors Semiconductor ETF	4,275,180
		11/20/2020
25,455,000	1,697	$150	VanEck Vectors Semiconductor ETF	2,545,500
				14,862,150
		Web Hosting / Design – 0.03%
		11/20/2020
12,070,000	170	$710	Shopify, Inc., Class A	848,300
		Total United States (Proceeds $10,429,760)		$15,710,450
		Total Equity Call Options (Proceeds – $10,429,760)		$15,710,450
		Total Equity Options (Proceeds – $10,429,760)		$15,710,450
		Total Written Options (Proceeds – $10,429,760)		$15,710,450

ETF
Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Written Options (Unaudited) (concluded)

Written Options – By Industry	June 30, 2020 Percentage of Members’ Capital (%)
Sector Fund – Technology	0.48
Web Hosting / Design	0.03
Total Written Options	0.51%
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		June 30, 2020 Unrealized Gain ***
	Swap Contracts – 3.53%
	Total Return Swap Contracts - Unrealized Gain – 3.70%
	United States – 1.40%
	Private Equity – 0.35%
$11,713,227	6/3/2024	The Carlyle Group, Inc.	$6,324,237
		Agreement with Morgan Stanley, dated 11/16/ 2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.87%**.
18,011,198	6/3/2024	KKR & Co., Inc., Class A	4,167,853

Agreement with Morgan Stanley, dated 01/09/
2017 to receive the total return of the shares of
KKR & Co., Inc., Class A in exchange for
interest based on the Daily Fed Funds Effective
Rate plus 0.56%**.

			10,492,090
	Web Portals / ISP – 1.05%
46,673,848	6/3/2024	Alphabet, Inc., Class A	32,424,675
		Agreement with Morgan Stanley, dated 07/08/ 2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$42,916,765

	Australia – 0.31%
	Commercial Banks - Non-US – 0.31%
(12,813,730)	12/27/2024	Australia and New Zealand Banking Group, Ltd.	3,270,711

Agreement with Morgan Stanley, dated 08/26/
2015 to deliver the total return of the shares of
Australia and New Zealand Banking Group, Ltd.
in exchange for interest based on the Daily Fed
Funds Effective Rate less 0.40%**.

(8,927,610)	12/27/2024	Bank of Queensland, Ltd.	3,192,186

Agreement with Morgan Stanley, dated 06/20/
2018 to deliver the total return of the shares of
Bank of Queensland, Ltd. in exchange for
interest based on the Daily Fed Funds Effective
Rate less 0.75%**.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2020 Unrealized Gain ***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Australia – (continued)
	Commercial Banks - Non-US – (continued)
$(14,795,355)	12/27/2024	Westpac Banking Corp.	$3,132,812
		Agreement with Morgan Stanley, dated 08/14/ 2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$9,595,709

	Belgium – 0.03%
	Medical Drugs – 0.03%
1,747,044	1/4/2024	Galapagos NV	1,018,626
		Agreement with Morgan Stanley, dated 04/03/ 2019 to receive the total return of the shares of Galapagos NV in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Belgium		$1,018,626

	Brazil – 0.64%
	Commercial Services / Finance – 0.09%
(4,622,849)	2/2/2021	Cielo SA	2,860,339
		Agreement with Morgan Stanley, dated 02/12/ 2019 to receive the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 12.75%**.

	Finance - Other Services – 0.01%
40,120,959	2/2/2021	B3 SA-Brasil Bolsa Balcao	193,974

Agreement with Morgan Stanley, dated 01/30/
2019 to receive the total return of the shares of
B3 SA-Brasil Bolsa Balcao in exchange for
interest based on the Daily Fed Funds Effective
Rate plus 1.00%**.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2020 Unrealized Gain ***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Brazil – (continued)
	Retail - Discount – 0.54%
$37,056,362	2/2/2021	Magazine Luiza SA	$16,656,840
		Agreement with Morgan Stanley, dated 07/02/ 2019 to receive the total return of the shares of Magazine Luiza SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.
	Total Brazil		$19,711,153

	Japan – 0.15%
	Electric - Integrated – 0.01%
(1,122,315)	12/24/2024	Tokyo Electric Power Co. Holdings, Inc.	370,843

Agreement with Morgan Stanley, dated 02/17/
2016 to deliver the total return of the shares of
Tokyo Electric Power Co. Holdings, Inc. in
exchange for interest based on the Daily Fed
Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.13%
(31,032,559)	12/24/2024	Canon, Inc.	1,418,375
		Agreement with Morgan Stanley, dated 03/31/ 2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(2,413,961)	12/24/2024	Konica Minolta, Inc.	594,486
		Agreement with Morgan Stanley, dated 04/13/ 2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(9,579,634)	12/24/2024	Ricoh Co., Ltd.	1,812,447
		Agreement with Morgan Stanley, dated 05/24/ 2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			3,825,308

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2020 Unrealized Gain ***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Japan – (continued)
	Photo Equipment & Supplies – 0.01%
$(2,529,035)	12/24/2024	Nikon Corp.	$444,735
		Agreement with Morgan Stanley, dated 10/29/ 2013 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$4,640,886
	South Korea – 0.12%
	Electronic Components - Semiconductors – 0.12%
10,337,808	12/29/2023	Samsung Electronics Co., Ltd.	3,558,369

Agreement with Morgan Stanley, dated 12/23/
2009 to receive the total return of the shares of
Samsung Electronics Co., Ltd .in exchange for
interest based on the Daily Fed Funds Effective
Rate plus 0.90%**.

	Total South Korea		$3,558,369

	Spain – 0.75%
	Building - Heavy Construction – 0.74%
9,694,543	1/4/2024	Cellnex Telecom SA	22,929,176
		Agreement with Morgan Stanley, dated 05/06/ 2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Food - Retail – 0.01%
(202,836)	1/4/2024	Distribuidora Internacional de Alimentacion SA	144,165

Agreement with Morgan Stanley, dated 09/29/
2014 to deliver the total return of the shares of
Distribuidora Internacional de Alimentacion SA
in exchange for interest based on the Daily Fed
Funds Effective Rate less 17.88%**.

	Total Spain		$23,073,341

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2020 Unrealized Gain ***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Taiwan – 0.07%
	Computers - Peripheral Equipment – 0.06%
$(6,772,922)	1/25/2024	Innolux Display Corp.	$1,956,332
		Agreement with Morgan Stanley, dated 03/18/ 2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.75%**.
	Electronic Components - Miscellaneous – 0.01%
(7,278,797)	1/25/2024	AU Optronics Corp.	240,953
		Agreement with Morgan Stanley, dated 07/26/ 2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.38%**.
	Total Taiwan		$2,197,285
	United Kingdom – 0.23%
	Diversified Banking Institutions – 0.04%
(10,746,681)	12/14/2023	HSBC Holdings PLC	1,340,708
		Agreement with Morgan Stanley, dated 03/12/ 2020 to deliver the total return of the shares of HSBC Holdings PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Retail - Apparel / Shoes – 0.02%
(3,756,274)	12/14/2023	Next PLC	520,103
		Agreement with Morgan Stanley, dated 03/24/ 2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Retail - Major Department Store – 0.17%
(8,327,037)	12/14/2023	Marks & Spencer Group PLC	5,385,315

Agreement with Morgan Stanley, dated 02/16/
2016 to deliver the total return of the shares of
Marks & Spencer Group PLC in exchange for
interest based on the Daily Fed Funds Effective
Rate less 0.30%**.

	Total United Kingdom		$7,246,126
	Total Return Swap Contracts - Unrealized Gain****		$113,958,260

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2020 Unrealized Gain ***
	Swap Contracts – (continued)
	Total Return Swap Contracts – Unrealized Loss – (0.17%)
	Australia – (0.07%)
	Commercial Banks - Non-US – (0.07%)
$(20,753,486)	12/27/2024	Commonwealth Bank of Australia	$(2,106,418)

Agreement with Morgan Stanley, dated 02/24/
2016 to deliver the total return of the shares of
Commonwealth Bank of Australia in exchange
for interest based on the Daily Fed Funds
Effective Rate less 0.40%**.

	Total Australia		$(2,106,418)
	Japan – (0.00%)
	Electric Products - Miscellaneous – (0.00%)
(614,712)	12/24/2024	Casio Computer Co., Ltd.	(127,656)

Agreement with Morgan Stanley, dated 05/15/
2009 to deliver the total return of the shares of
Casio Computer Co., Ltd. in exchange for
interest based on the Daily Fed Funds Effective
Rate less 0.40%**.

	Gas - Distribution – (0.00%)
(4,602,510)	12/24/2024	Osaka Gas Co., Ltd.	(54,453)
		Agreement with Morgan Stanley, dated 01/24/ 2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$(182,109)
	Switzerland – (0.01%)
	Enterprise Software - Services – (0.01%)
(6,193,966)	12/14/2023	Temenos AG	(270,354)
		Agreement with Morgan Stanley, dated 10/17/ 2019 to deliver the total return of the shares of Temenos AG in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.
	Total Switzerland		$(270,354)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2020 Unrealized Gain ***
	Swap Contracts – (continued)
	Total Return Swap Contracts – Unrealized Loss – (continued)
	Taiwan – (0.06%)
	Semiconductor Components - Integrated Circuits – (0.06%)
$(3,761,893)	1/25/2024	United Microelectronics Corp.	$(1,702,179)

Agreement with Morgan Stanley, dated 08/08/
2013 to deliver the total return of the shares of
United Microelectronics Corp. in exchange for
interest based on the Daily Fed Funds Effective
Rate less 0.05%**.

	Total Taiwan		$(1,702,179)
	United Kingdom – (0.03%)
	Enterprise Software/Services – (0.03%)
3,812,717	12/14/2023	Aveva Group PLC	(934,556)
		Agreement with Morgan Stanley, dated 01/21/ 2020 to receive the total return of the shares of Aveva Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Total United Kingdom		$(934,556)
	Total Return Swap Contracts - Unrealized Loss*****		$(5,195,616)
	Total Swap Contracts, net		$108,762,644

*
Per the terms of the executed swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.

**
Financing rate is variable. Rate indicated is as of June 30, 2020.

***
The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.

****
Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

*****
Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Swap Contracts – By Industry	June 30, 2020 Percentage of Members’ Capital (%)
Building - Heavy Construction	0.74
Commercial Banks -Non-US	0.24
Commercial Services -Finance	0.09
Computers - Peripheral Equipment	0.06
Diversified Banking Instruments	0.04
Electric Products - Miscellaneous	(0.00)
Electric - Integrated	0.01
Electronic Components - Miscellaneous	0.01
Electronic Components - Semiconductors	0.12
Enterprise Software - Services	(0.04)
Finance - Other Services	0.01
Food - Retail	0.01
Swap Contracts – By Industry	June 30, 2020 Percentage of Members’ Capital (%)
Gas -Distribution	(0.00)
Medical -Drugs	0.03
Office Automation & Equipment	0.13
Photo Equipment & Supplies	0.01
Private Equity	0.35
Retail - Apparel / Shoes	0.02
Retail - Discount	0.54
Retail - Major Department Store	0.17
Semiconductor Components - Integrated Circuits	(0.06)
Web Portals / ISP	1.05
Total Swap Contracts	3.53%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations (Unaudited)

Six Months Ended June 30, 2020
Investment income
Dividends (net of withholding taxes of $434,856)	$7,516,638
Interest	5,506,953
Total investment income	13,023,591
Expenses
Administration fees	15,945,296
Prime broker fees	11,938,889
Dividends on securities sold, not yet purchased	11,372,983
Advisor fees	4,724,532
Accounting and investor services fees	682,450
Interest expense	674,209
Legal fees	280,957
Custodian fees	203,880
Board of Managers’ fees and expenses	176,585
Audit and tax fees	169,362
Insurance expense	75,767
Printing expense	32,820
Miscellaneous	532,911
Total operating expenses	46,810,641
Net investment loss	(33,787,050)
Net realized and net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts
Net realized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts
Net realized gain on purchased options	258,607,916
Net realized gain on investments in securities	112,805,544
Net realized gain on swap contracts	5,812,021
Net realized gain on securities sold, not yet purchased	385,713
Net realized loss on foreign currency transactions	(337,421)
Net realized loss on written options	(5,627,899)
Total net realized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts	371,645,874
Net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts
Net change in unrealized gain/(loss) on investments in securities	526,199,259
Net change in unrealized gain/(loss) on securities sold, not yet purchased transactions	72,860,169
Net change in unrealized gain/(loss) on swap contracts	35,884,235
Net change in unrealized gain/(loss) on foreign currency transactions	(131,099)
Net change in unrealized gain/(loss) on written options	(5,280,690)
Net change in unrealized gain/(loss) on purchased options	(113,836,997)
Total net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts	515,694,877
Net realized gain and net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts	887,340,751
Net increase in Members’ Capital resulting from operations	$853,553,701
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2018	$—	$1,445,445,087	$1,445,445,087
From investment activities
Net investment loss	$—	$(47,306,402)	$(47,306,402)
Net realized gain on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	133,858,043	133,858,043
Net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	543,752,455	543,752,455
Incentive allocation	105,866,509	(105,866,509)	—
Net increase/decrease in Members’ Capital resulting from operations	105,866,509	524,437,587	630,304,096
Members’ Capital transactions
Capital contributions	—	162,886,517	162,886,517
Capital withdrawals	(105,866,509)	(124,094,706)	(229,961,215)
Net increase/decrease in Members’ Capital resulting from capital transactions	(105,866,509)	38,791,811	(67,074,698)
MEMBERS’ CAPITAL, December 31, 2019	$—	$2,008,674,485	$2,008,674,485
From investment activities
Net investment loss	$—	$(33,787,050)	$(33,787,050)
Net realized gain on investments in securities, purchased and written options, foreign currency transactions, and swap contracts	—	371,645,874	371,645,874
Net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts	—	515,694,877	515,694,877
Incentive allocation	985,131	(985,131)	—
Net increase in Members’ Capital resulting from operations	985,131	852,568,570	853,553,701
Members’ Capital transactions
Capital contributions	—	246,064,058	246,064,058
Capital withdrawals	(985,131)	(28,363,843)	(29,348,974)
Net increase/decrease in Members’ Capital resulting from capital transactions	(985,131)	217,700,215	216,715,084
MEMBERS’ CAPITAL, June 30, 2020	$—	$3,078,943,270	$3,078,943,270
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2020
Cash flows from operating activities
Net increase in Members’ Capital resulting from operations	$853,553,701
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash used in operating activities:
Proceeds from sale of investments in securities	1,710,519,299
Purchase of investments in securities	(2,358,330,163)
Proceeds from sale of purchased options	486,686,352
Purchase of options	(390,796,545)
Proceeds from securities sold, not yet purchased	1,810,553,740
Cover of securities sold, not yet purchased	(1,791,279,037)
Proceeds from written options	17,986,519
Cover of written options	(13,184,658)
Net realized gain on investments in securities and purchased and written options	(366,171,274)
Net change in unrealized (gain)/loss on investments in securities, purchased and written options and swap contracts	(515,825,976)
Changes in assets and liabilities related to operations:
Decrease in receivable for investment securities sold	144,241,809
Decrease in dividend receivable	2,601,467
Decrease in interest receivable	948,799
Increase in other assets	(34,836)
Increase in due to broker	46,573,083
Decrease in payable for investment securities purchased	(39,003,740)
Decrease in dividends payable on securities sold, not yet purchased	(817,006)
Increase in accounting and investor services fees	173,840
Increase in accrued expenses	199,231
Net cash used in operating activities	(401,405,395)
Cash flows from financing activities
Capital contributions	246,064,058
Capital withdrawals, net	(158,297,725)
Net cash provided by financing activities	87,766,333
Net change in cash, cash equivalents and restricted cash	(313,639,062)
Cash, cash equivalents and restricted cash at beginning of period	775,899,931
Cash, cash equivalents and restricted cash at June 30, 2020	$462,260,869
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$824,847
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Statement of Assets, Liabilities and Members’ Capital that sum to the total of the same amount above at June 30, 2020:
Cash and cash equivalents	$33,507,310
Restricted cash included in cash and cash equivalents	130,369,959
Restricted cash included in due from broker	298,383,600
Total cash, cash equivalents and restricted cash at June 30, 2020	$462,260,869
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

1.
Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, management investment company and operates as a diversified company. The Company’s term is perpetual, but it may be dissolved under the terms of the Third Amended and Restated Limited Liability Company Agreement of the Company dated July 1, 2018. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that Alkeon Capital Management L.L.C. (“Alkeon”), the sub-investment adviser of the Company, believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These companies are generally considered to be “growth companies.” As part of its investment program, the Company may also engage in the short sales of securities that Alkeon believes are overvalued. Companies that derive major portions of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other industry sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s investment portfolio includes long and short positions primarily in equity securities, purchased options and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stocks and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.
Responsibility for the overall management and supervision of the operations of the Company is vested in the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is an “interested person” of the Company as defined by the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides certain administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon is a non-managing member of Multi-Manager. Advantage Advisers Management, L.L.C., an affiliate of Multi-Manager (the “Special Advisory Member”), holds a non-voting special advisory member interest in the Company solely for the purpose of receiving the incentive allocation (described in Note 3). OAM and Alkeon are members of the Special Advisory Member. Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.
The acceptance by the Company of initial and additional contributions from persons who purchase limited liability company interests (“Interests”) in the Company (each, a “Member” and collectively, “Members”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

1.
Organization (continued)

Member has the right to require the Company to redeem any portion of its Interest. However, the Company may from time to time offer to repurchase Interests from Members. Such offers will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. In general, Multi-Manager recommends to the Board of Managers that the Company offer to repurchase Interests twice each year, based upon the value of Interests determined as of the end of the second fiscal quarter and as of at the end of the fiscal year.
Generally, except as provided under applicable law, a Member is not liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.
2.
Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.
Basis of Presentation:
The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 946, Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.
The following is a summary of the Company’s accounting policies:
a.
Revenue Recognition

Securities transactions are recorded on a trade date basis utilizing specific identification for determining realized gains and losses associated with investment transactions. Dividends received are recorded on the ex-dividend date, net of any applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.
b.
Portfolio Valuation

The Company’s portfolio securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

(i)
Domestic exchange traded securities (other than options and securities traded on NASDAQ) are valued as follows:

(1)
at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)
if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

(ii)
Securities traded on NASDAQ are valued as follows:

(1)
at their NASDAQ Official Closing Prices (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)
if no NOCP is available, at their last sale prices on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)
if no sale is shown on NASDAQ at their bid prices; or

(4)
if no sale is shown and no bid price is available, the securities are valued at fair value in accordance with the procedures described below.

Securities traded on foreign securities exchanges are valued at their last sales price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold, not yet purchased) as reported by such exchange.
Listed options are valued at their bid prices (or ask prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under the supervision of, the Board of Managers.
Total return swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or in consultation with brokers and dealers in such securities.
Forward contracts are traded over-the-counter. The fair value of forward contracts is determined using observable inputs such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.
All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes the portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) on investments in securities, purchased and written options, and swap contracts on the Statement of Operations.
The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. During the six months ended June 30, 2020, no securities were fair valued by the Board of Managers.
The fair value of the Company’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.
During the six months ended June 30, 2020, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:
Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.
Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Written Options, and the Schedule of Swap Contracts.
The following is a summary of the inputs used, as of June 30, 2020, in valuing the Company’s investments at fair value.
Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1—Quoted Prices		Level 1—Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$3,480,004,662	Common Stock	$950,594,537
Equity Options	173,760,785	Equity Options	15,710,450
Level 2—Other Significant		Level 2—Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	113,958,260	Total Return Swaps	5,195,616
Currency Options	1,134,317	Currency Options	—
Level 3—Other Significant		Level 3—Other Significant
Unobservable Inputs	—	Unobservable Inputs	—
Total	$3,768,858,024	Total	$971,500,603

c.
Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months of the time of purchase as cash equivalents. Restricted cash of  $130,369,959 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Company’s custodian, the Bank of New York Mellon (the “Custodian”), of which $128,912,903 is held as collateral for

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

2.
Significant Accounting Policies (continued)

c.
Cash and Cash Equivalents (continued)

swap contracts and $1,457,056 is held as collateral for securities sold, not yet purchased. In addition, at June 30, 2020, $145,790,809 in cash equivalents was held at the Custodian in a cash reserve account and foreign currency with a U.S. Dollar value of  $18,086,460 was held by the Custodian in a foreign cash account. The Company holds foreign currency as part of their investment strategy to reduce exposure to currency risk.
The Company maintains cash in bank deposit accounts with the Custodian which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.
d.
Income Taxes

The Company is treated as a partnership for tax purposes. As a result no Federal, state or local income taxes have been paid by the Company and Members are individually liable for the taxes on their respective shares of the Company’s income or loss. The only taxes payable by the Company on its income are foreign withholding taxes applicable to certain foreign income. The Company identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Company makes significant investments. The Company accounts for income taxes under ASC 740, Income Taxes, which provides guidance related to the evaluation of uncertain tax positions. ASC 740 requires that management evaluate whether a tax position of the Company is “more-likely-than-not” to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Derecognition of a tax benefit previously recognized could result in the Company recording a tax liability that would reduce Members’ Capital.
Based on its analysis, management has concluded that no liability for unrecognized tax exposures should be recorded related to uncertain tax positions, including consideration of penalties and interest, for open tax years. The Company accrues interest and penalties, if applicable, within country tax expense on the Statement of Operations. For the six months ended June 30, 2020, the Company did not accrue any interest or penalties payable. As of June 30, 2020, the tax years that remain subject to examination by the U.S. Federal tax jurisdiction under the statute of limitations are from the year 2016 and forward and since inception in certain foreign jurisdictions. Management’s conclusions regarding the Company’s uncertain tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. Management does not expect that the total amount of unrecognized tax benefit will materially change over the next twelve months.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company for which it is paid a fee by the Company computed at the annual rate of 1.35% of Members’ Capital determined as of the start of business on the first business day of the month. It is also paid a fee by the Company for investment advisory services which is computed at the annual rate of 0.40% of Members’ Capital determined as of the start of business on the first business day of the month. Total Multi-Manager administration fees and expenses amounted to $15,945,296 and Multi-Manager advisory services fees and expenses amounted to $4,724,532 for the six months ended June 30, 2020. The administration and advisory fees are computed and paid monthly in arrears to Multi-Manager.
During the six months ended June 30, 2020, Oppenheimer earned $28,880 in brokerage commissions on portfolio transactions executed by it on behalf of the Company. Brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions, and swap contracts in the Statement of Operations within these financial statements.
Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager (or an affiliate designated by Multi-Manager) is entitled to be the Special Advisory Member of the Company. Advantage Advisers Management, LLC serves as the Special Advisory Member and, in such capacity, generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each fiscal year (and as of the date of repurchase of the entire Interest of a Member), in an amount equal to 20% of the amount by which net profits, if any, for such period exceed the positive balance in the Member’s “Loss Recovery Account” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the six months ended June 30, 2020, an Incentive Allocation of $985,131 was credited to the capital account of the Special Advisory Member and was included in withdrawals payable at June 30, 2020, in the Statement of Assets, Liabilities and Members’ Capital.
Each member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of  $40,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of  $10,000 per annum. Total Board of Managers fees and expenses amounted to $176,585 during the six months ended June 30, 2020.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

Managers who are “interested persons” of the Company do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.
The Custodian is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total custody fees and expenses amounted to $203,880 during the six months ended June 30, 2020, of which $47,258 is included in the accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.
BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a monthly fee for these services based on Members’ Capital determined as of the last day of each month, and reimburses BNY Mellon for certain expenses. Total BNY Mellon fees and expenses were $682,450 during the six months ended June 30, 2020, of which $372,218 is disclosed as accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.
Morgan Stanley Fund Services USA L.L.C. (“MSFS”) is engaged to provide supplemental trade reconciliation services. The Company pays MSFS a monthly fee for such services. The total fee paid to MSFS was $96,063 during the six months ended June 30, 2020 and is included in the Statement of Operations.
Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears all costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) to investors of up to 3% (up to 3.1% of the amount invested) in connection with investor purchases of Interests, in its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the six months ended June 30, 2020, placement fees earned by Oppenheimer were $408,311.
4.
Indemnifications

The Company has entered into various contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.
5.
Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020, were $2,358,330,163 and $1,710,519,299, respectively.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

5.
Securities Transactions (continued)

Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2020, were $1,791,279,037 and $1,810,553,740, respectively.
At December 31, 2019, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,521,176,457 and $1,017,090,125, respectively.
For Federal income tax purposes, at December 31, 2019, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $810,550,936, consisting of $894,652,533 gross unrealized gain and $84,101,597 gross unrealized loss.
6.
Due from / to Broker

The Company’s prime brokers are Morgan Stanley & Co, Inc. (“Morgan Stanley”), Credit Suisse Securities (USA) L.L.C. (“Credit Suisse”) and Merrill Lynch Professional Clearing Corp. (“Merrill Lynch”) (collectively the “Prime Brokers”).
Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the Prime Brokers as of June 30, 2020, which serves as collateral for securities sold, not yet purchased and is restricted.
The Company has the ability to trade on margin and to borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs any indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased, and margin borrowings (except for cash proceeds from the sale of securities sold, not yet purchased, held at the Prime Brokers), for which collateral is maintained in one or more segregated accounts held by the Custodian. As of June 30, 2020, the total value of this collateral was $1,309,806,306, comprised of pledged securities with a value of  $1,308,349,250 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $1,457,056 of cash which is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of $1,025,398,136, $135,576,059 and $147,375,055 were held at the Custodian as of such date on behalf of Morgan Stanley, Credit Suisse and Merrill Lynch, respectively. Additional cash of $298,383,600 was held as of such date as collateral for securities sold, not yet purchased of which $265,767,135 was held at Morgan Stanley and $32,616,465 was held at Merrill Lynch, which is included in the due from broker in the Statement of Assets, Liabilities and Members’ Capital. For the six months ended June 30, 2020, the average daily amount of the margin borrowings was $94,923,505 and the daily weighted average annualized interest rate was 1.42%. The Company had borrowings outstanding at June 30, 2020, totaling $122,480,256, which is

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

6.
Due from / to Broker (continued)

recorded in due to broker in the Statement of Assets, Liabilities and Members’ Capital.
7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, forwards, swaps and securities sold, not yet purchased. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.
Securities sold, not yet purchased, represents obligations of the Company to deliver specified securities and thereby creates a liability on the part of the Company to purchase such securities in the future at prevailing market prices. Accordingly, these transactions involve off-balance sheet risk as the Company’s ultimate obligation to purchase of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, the Company’s investments in securities sold, not yet purchased, and amounts included in due from/due to broker, are positions with the Prime Brokers. Accordingly, the Company has a concentration of individual counterparty credit risk with the Prime Brokers. The Company maintains cash with the Prime Brokers and pledges securities in an account at the Custodian for the benefit of the Prime Brokers to meet margin requirements as determined by the Prime Brokers. (See Note 6)
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.
The Company has invested approximately 11.75% of Members’ Capital in equity securities and options (including both long and short) of Chinese companies. Political, social or economic changes in the Chinese market, as well as factors affecting international trade and finance (including the imposition by the U.S. of tariffs on Chinese goods), may have a greater impact on the value of the Company’s portfolio due to this concentration of investment in Chinese companies than would be the case absent of such concentration.
The Company may enter into forward contracts to hedge against foreign currency exchange rate risk for its foreign currency denominated assets and liabilities due to adverse foreign currency fluctuations against the U.S. Dollar.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

Forward currency transactions are contracts or agreements for delayed delivery of specific currencies in which the seller agrees to make delivery at a specified future date of specified amount of a currency. Risks associated with these transactions are the inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates. Forward contracts are traded over-the-counter, and thus are subject to counterparty risk and can be illiquid. The fair value of forward contracts is obtained by applying exchange rates to notional amounts stated in the applicable contract. The gross unrealized gain is reported as an asset in the Statement of Assets, Liabilities and Members’ Capital and the gross unrealized loss is reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. As of June 30, 2020, the Company did not hold any forward contracts. The change in fair value is disclosed in the Statement of Operations as net change in unrealized gain/(loss) on forward contracts.
In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of directly purchasing or selling an equity security. A swap is a contract under which two parties agree to make payments to each other based on changes in specified interest rates, in a specified index or in the value of a specified security or other instrument, applied to a stated, or “notional”, amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. The Company determines the value of swaps based on the value of the securities or other assets to which the swaps relate as determined using the Company’s valuation procedures that are outlined in Note 2b. As of June 30, 2020, the counterparty for all of the total return swaps is Morgan Stanley. Any income earned from the swaps’ underlying instruments (i.e., dividends and interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of a swap, including any amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Unrealized gains on swap contracts are reported as an asset and unrealized losses on swap contracts are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap contract. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Swap contracts entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap contract generally will be equal to only the net amount to be paid or received under the contract based on the relative payment obligations of each party (the “net amount”).

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

Certain equity swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the value of securities subject to swaps may result in losses to the Company that are greater than the nominal value of the swap as shown on the Company’s financial statements.
When the Company enters into swaps, it is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance. The Company is exposed to significant concentration of credit risk as the counterparty to all of the Company’s swap contracts is Morgan Stanley, one of the Prime Brokers. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap contract defaults on its obligation to the Company, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive from the counterparty, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital. The Company considers the creditworthiness of its counterparties and maintains trading relationships with well established counterparties to minimize potential credit risk.
The unrealized gain/(loss) amount presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid (i.e., the fair value) on each swap contract, respectively, as of June 30, 2020. The net change in unrealized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to a total return swap could terminate it and request immediate payment or demand increased collateral for the net obligation owed by the Company to the counterparty. Further, the agreements state that, if the authority of Multi-Manager or Alkeon is terminated and an acceptable successor is not appointed, the swaps will terminate.
As of June 30, 2020, $128,912,903 was posted by the Company as collateral related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.
The Company may purchase put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the prices of securities. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.
The Company may also write (sell) put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the price of a security. Option contracts serve as components of the Company’s investment strategy and are utilized to structure investments with the goal of enhancing the performance of the Company.
When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the option. Exercise by a counterparty of an option written by the Company could require in the Company to sell or buy a security at a price different from its current market price.
The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current year as part of the disclosures within this note.
Multi-Manager believes the average quarterly notional amount shown in the table below is the most relevant measure of derivatives activity and is indicative of the Company’s volume of derivatives activity during the six months ended June 30, 2020:
Purchased Currency options:
Average notional amount	$10,968,758
Purchased Equity options:
Average notional amount	$2,540,545,050
Written Equity options:
Average notional amount	$109,669,000
Total Return swaps:
Average notional amount	$308,117,621
The Company is exposed to certain additional risks relating to derivatives. The primary underlying risk of investing in total return swaps and equity options is equity price risk. The

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

primary underlying risk of investing in currency options and forward contracts is currency exchange risk.
The following tables identify the change in unrealized gain/(loss) and the gross and net realized and unrealized gain/(loss) on derivative instruments. The gross unrealized gain and gross unrealized loss for total return swaps (equity price risk) are disclosed as an asset and a liability, respectively, in the Statement of Assets, Liabilities and Members’ Capital. As of June 30, 2020, $173,760,785 and $1,134,317 of the June 30, 2020 fair value of the purchased options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk and currency price risk, respectively. The June 30, 2020 fair value of the written options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk. The net change in unrealized gain/(loss) on purchased options, written options and swaps are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Total Year ended December 31, 2019
Purchased Equity Options	$10,589,451	$8,441,402	$2,148,049
Written Equity Options	—	—	—
Total Return Swaps	86,189,982	13,311,573	72,878,409
Total Year ended December 31, 2019	$96,779,433	$21,752,975	$75,026,458
Six months ended June 30, 2020
Purchased Equity Options	$23,192,720	$133,739,711	$(110,546,991)
Written Equity Options	1,185,565	6,466,255	(5,280,690)
Total Return Swaps	113,958,260	5,195,616	108,762,644
Six months ended June 30, 2020	$138,336,545	$145,401,582	$(7,065,037)
Total net change in unrealized gain/(loss)	$41,557,112	$123,648,607	$(82,091,495)

The Primary Underlying Risk is Currency Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Total Year ended December 31, 2019
Purchased Currency Options	$—	$280,270	$(280,270)
Total Year ended December 31, 2019	$—	$280,270	$(280,270)
Six months ended June 30, 2020
Purchased Currency Options	$—	$1,422,227	$(1,422,227)
Six months ended June 30, 2020	$—	$1,422,227	$(1,422,227)

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Primary Underlying Risk is Currency Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Total net change in unrealized gain/(loss)	$—	$1,141,957	$(1,141,957)

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on derivatives are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Purchased Equity Options	$326,929,004	$67,958,479	$258,970,525
Written Equity Options	—	5,627,899	(5,627,899)
Total Return Swaps	17,625,109	11,813,088	5,812,021
Total	$344,554,113	$85,399,466	$259,154,647

The Primary Underlying Risk is Currency Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Purchased Currency Options	$—	$362,609	$(362,609)
Total	$—	$362,609	$(362,609)

8.
Balance Sheet Offsetting

In the normal course of business, the Company enters into swaps that are governed by an agreement with Morgan Stanley. The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted. (See Note 6).
In the event that the Company fails to post collateral or to comply with any restrictions or provisions of a swap contract, the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

8.
Balance Sheet Offsetting (continued)

The table below presents the swaps that are set-off, if any, as well as collateral delivered, related to those swaps. The Company presents all swaps as gross unrealized gain or loss in the Statement of Assets, Liabilities and Members’ Capital.
Offsetting of Financial Assets and Derivative Assets
	Gross Amount of Assets as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Received
Total return swaps	$113,958,260	$5,195,616	$—	$108,762,644
Total	$113,958,260	$5,195,616	$—	$108,762,644
Offsetting of Financial Liabilities and Derivative Liabilities
	Gross Amounts of Liabilities as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Pledged(a)
Total return swaps	$5,195,616	$5,195,616	$—	$—
Total	$5,195,616	$5,195,616	$—	$—

(a)
Collateral pledged to counterparties is based on notional exposure. There is $128,912,903 of collateral pledged to counterparties related to derivative trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

9.
Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Members’ Capital, end of period (000s)	$3,078,943	$2,008,674	$1,445,445	$1,457,846	$1,129,353
Ratio of net investment loss to average Members’ Capital**	(2.71%)***	(2.46%)	(2.97%)	(3.09%)	(2.14%)
Ratio of expenses to average Members’ Capital**	3.76%***	4.26%	4.39%	4.48%	3.63%
Ratio of incentive allocation to average Members’ Capital	0.08%***	5.51%	0.02%	5.26%	0.01%(a)
Portfolio Turnover	64%	85%	136%	99%	73%
Total return-gross*	39.65%	42.87%	(6.10%)	34.41%	(1.40%)
Total return-net*	31.72%	35.60%	(6.10%)	27.81%	(1.40%)
Ratio of average borrowings to average Members’ Capital	7.62%	3.08%	2.66%	3.51%	4.53%

*
Total return assumes a purchase of an Interest on the first day and a sale of the Interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include the effect of any placement fees imposed by the placement agent.

**
Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

***
Annualized

(a)
Rounded up to 0.01%

An individual Member’s ratios and returns may vary from the above based on the timing of the Member’s capital transactions.
10.
Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements, except as disclosed below.
The Company received initial and additional contributions from Members of $102,804,218 from July 1, 2020 through August 24, 2020.
Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Company’s investments. The extent of the impact on the financial performance of the Company will depend on future

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2020 (Unaudited)

10.
Subsequent Events (continued)

developments, including (i) the duration and spread of the outbreak, (ii) governmental restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Company’s investments is impacted because of these factors for an extended period, the performance of the Company may be adversely affected.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.
Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.
Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.
II.
Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC quarterly on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.
III.
Approval of Investment Advisory Agreement

At a meeting held on March 12, 2020, the Board of Managers of the Company (the “Board”) approved the renewal of the Company’s investment advisory agreement with Advantage Advisers Multi-Manager, L.L.C (the “Adviser”) for an additional annual period. The meeting was held by telephone in view of health risks that would have been associated with holding an in-person meeting during the COVID-19 situation and in reliance on a no-action position of the staff of the Securities and Exchange Commission (the “SEC”) permitting, subject to certain conditions, certain Board actions normally requiring an in-person vote of independent members of a fund’s board to be taken at meetings held telephonically during unforeseen or emergency circumstances.
In approving the renewal of the investment advisory agreement, the Board, including each of the Managers who are not “interested persons,” as defined by the Investment Company Act of 1940 as amended, of the Company (the “Independent Managers”), considered various matters at its meeting, during an executive session of the Independent Managers and over the past twelve months, including: (i) the nature, scope and quality of the services provided to the Company by the Adviser; (ii) the investment performance of the Company relative to comparable funds; (iii) the advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the estimated profitability to the Adviser of its relationship with the Company; (iv) the extent to which economies of scale in costs of providing services may be realized by the Adviser as the assets of the Company grow; and (v) whether the advisory fee adequately reflects any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and the Adviser.
In considering the nature, scope and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing levels, management and the organizational structure of the various affiliates and business units of Oppenheimer & Co. Inc. (“Oppenheimer”) providing services to the Company. At its meeting, the Board also reviewed with

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.
Approval of Investment Advisory Agreement (continued)

management the investment management oversight, compliance, regulatory, risk management, administration and accounting-related services provided by the Adviser and the investor-related services provided by Oppenheimer and reviewed the costs associated with providing these services.
The Board also considered various other matters, including: Oppenheimer’s commitment to the advisory business, including the alternative investment advisory business, and its platform of alternative investment product offerings; the appropriateness of the Adviser’s staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; regulatory matters relating to the Adviser and its affiliates; and the Adviser’s oversight of third party service providers.
The Board also reviewed materials relating to the Company’s investment performance. It noted that the Company performance was at the top of the range of the performance of peer group funds and relevant indices for 2019 and that the performance of the Company over the long term has also been strong. The Board concluded that the Company has been provided with high quality investment advice over a period of many years as demonstrated by the Company’s investment performance since its inception. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar funds managed by Alkeon Capital Management L.L.C. (“Alkeon”). The Board found the Company’s performance to be comparable to the performance of those funds.
The Board also considered the fees payable to the Adviser under the investment advisory agreement and administrative services agreement as well as the current and historical expense ratios of the Company. It concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its fees are similar to those of registered funds considered as peers for fee and expense comparison purposes (albeit at the high end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of other Alkeon managed funds, including another registered fund with an investment program similar to that of the Company and a number of Alkeon’s private investment funds, and that unlike certain peer group funds, the Company does not pay any fees for distribution or shareholder servicing. In addition, the Board considered revenues attributable to the Company received by the Adviser and its affiliates (including fees received for investment advisory and administrative services and the performance-based incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to each Member’s capital account is allocated to an affiliate of the Adviser) and the costs incurred by the Adviser in providing services to the Company, as well as data regarding the Adviser’s financial condition, compensation and profitability. The Board noted that, although the Company does not pay a distribution fee to Oppenheimer, Oppenheimer may charge placement fees to investors and that Oppenheimer compensates its financial advisors for providing investor services related to the Company.
At the Board’s meeting, the Adviser reviewed the methodology used to estimate the Adviser’s costs and profits relating to the Company. It was noted that the payments made by Oppenheimer to its financial advisors were not taken into consideration in estimating the Adviser’s profitability. The Board also considered the indirect benefits received by the Adviser and its affiliates attributable to their

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.
Approval of Investment Advisory Agreement (continued)

relationships with the Company, and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits were not material or in appropriate.
Based on its review of information relating to the Company’s fees and the profitability of the Adviser, the Board concluded that the fees payable by the Company under the investment advisory agreement and administrative services agreement bear reasonable relationships to the services provided by the Adviser.
With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that material economies of scale, the benefit of which should be shared with the Company, were not realized during the past year. It also concluded that, in light of the nature, quality and scope of the services provided by the Adviser, the costs of those services and the fees paid by similar funds, the estimated profitability to the Adviser from the Company is not so disproportionately large that it bears no reasonable relationship to the services provided.
Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including the administrative services and compliance infrastructure provided by the Adviser. The Board noted its overall satisfaction with the nature, scope and quality of services provided by the Adviser and concluded that the Company was receiving all required services from the Adviser under its agreements with the Company, and that these services were of appropriate quality.
No single factor was determinative to the conclusions of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including each of the Independent Managers:
1.
the nature, scope and quality of the services provided by the Adviser were adequate and appropriate;

2.
approval of the fees received by the Adviser is supported by comparative fee information showing the advisory fees charged to similar investment vehicles receiving similar services, the benefits to be derived by the Adviser from its relationship with the Company, and the nature, scope and quality of services rendered to the Company;

3.
based on consideration of all relevant factors, a reduction in advisory fees to reflect a sharing in the benefit of economies of scale in the costs of providing services to the Company is not currently warranted; and

4.
the approval of the continuances of the Company’s investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company.

IV. Approval of Sub-Advisory Agreement
At a meeting held on March 12, 2020, the Board approved the renewal for an additional annual period of the sub-investment advisory agreement between the Adviser and Alkeon (the “Sub-Advisory Agreement”), pursuant to which Alkeon is retained to manage the investment portfolio of the Company.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

IV. Approval of Sub-Advisory Agreement (continued)
The meeting was held by telephone in view of health risks that would have been associated with holding an in-person meeting during the COVID-19 situation and in reliance on a no-action position of the staff of the SEC permitting, subject to certain conditions, certain Board actions normally requiring an in-person vote of independent members of a fund’s board to be taken at meetings held telephonically during unforeseen or emergency circumstances.
In approving the renewal of the Sub-Advisory Agreement, the Board, including each of the Independent Managers considered various matters at its meeting, during an executive session of the Independent Managers and over the past twelve months, including: (i) the nature, scope and quality of the services provided to the Company by Alkeon; (ii) the research and portfolio management capabilities of Alkeon and personnel of Alkeon responsible for providing services to the Company; (iii) the appropriateness of Alkeon staffing levels; (iv) regulatory matters relating to Alkeon; and (v) other matters, including the investment performance of the Company, the fees and other revenues received by Alkeon attributable to its relationship with the Company and the services Alkeon provides (including revenues Alkeon receives as a non-managing member of the Adviser), the estimated profitability to Alkeon attributable to its relationship with the Company, and whether Alkeon had realized any economies of scale in its costs of providing services to the Company.
In its deliberations, the Board considered the fact that the Company’s investment performance was at the top of the range of the performance of peer group funds and relevant indices for 2019 and that the Company has been provided with high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company, which averaged 11.93% annually for the period from inception of the Company in May 1999 through December 2019, which significantly exceeds the returns of relevant indices during that period. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar investment funds managed by Alkeon. Based on its review, the Board concluded that the Company benefits from the services provided by Alkeon, including research and portfolio management services. The Board noted its overall satisfaction with the nature, scope and quality of services provided by Alkeon and concluded that the Company was receiving all required services from Alkeon under the Sub-Advisory Agreement, and that these services were of appropriate quality. The indirect benefits received by Alkeon attributable to its relationship with the Company were also considered, and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits were not material or inappropriate.
With respect to the fees payable under the Sub-Advisory Agreement, the Board noted that, although the Company does not pay a fee to Alkeon under the Sub-Advisory Agreement, the Company pays an advisory fee computed at the annual rate of 0.40% of the Company’s net assets to the Adviser pursuant to its investment advisory agreement with the Adviser, out of which a fee computed at the annual rate of 0.30% of the Company’s net assets is paid to Alkeon pursuant to the Sub-Advisory Agreement. In addition, the Board noted that each Member’s capital account is subject to a performance-based incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to the Member are allocated to an affiliate of the Adviser, and that (through its ownership of interests in the

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (concluded)

IV. Approval of Sub-Advisory Agreement (continued)
Adviser and this affiliate) Alkeon shares in the revenues of the Adviser and its affiliate attributable to the Company.
As previously noted with respect to the continuances of the Company’s agreements with the Adviser, the Board concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its fees are similar to those of other registered funds considered as peers for fee and expense comparison purposes (albeit at the high end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of other Alkeon managed funds, including another registered fund with an investment program similar to that of the Company and a number of Alkeon’s private investment funds.
Consideration was also given to the costs of the services provided by Alkeon and an estimate of the profits that are realized by Alkeon from its relationship with the Company (including the fees it is paid under the Sub-Advisory Agreement and its share of the revenues of the Adviser and the Adviser’s affiliate). The extent to which economies of scale in costs of providing services would be realized by Alkeon as the Company grows and whether the fee payable to Alkeon pursuant to the Sub-Advisory Agreement adequately reflects these economies of scale for the benefit of Members were also considered. The Board determined that, in light of the nature, quality and scope of services provided by Alkeon, the costs of those services and the fees paid by similar funds, the estimated profitability of Alkeon is not so disproportionately large that it bears no reasonable relationship to the services that it provides.
Based upon consideration of these matters, the Board concluded that it would be in the best interest of the Company to approve the renewal of the Sub-Advisory Agreement.
No single factor was determinative to the conclusions of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including each of the Independent Managers:
1.
the nature, scope and quality of the services provided by Alkeon were adequate and appropriate;

2.
approval of the fees received by Alkeon is supported by comparative fee information showing the advisory fees charged to similar investment vehicles receiving similar services, including other funds managed by Alkeon, the benefits to be derived by Alkeon from its relationship with the Company and the nature, scope and quality of services rendered to the Company;

3.
based on consideration of all relevant factors, a reduction in advisory fees to reflect a sharing in the benefit of economies of scale in the costs of providing services to the Company is not currently warranted; and

4.
the approval of the continuance of the Sub-Advisory Agreement for an additional annual period is in the best interests of the Company.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date: August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date: August 31, 2020

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date: August 31, 2020

* Print the name and title of each signing officer under his or her signature.